One Lincoln Street 8th Floor Mail Stop SFC0805 Boston, MA 02111

March 20, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

Re:	SA Funds - Investment Trust
SEC File No. 811-09195

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund, and SA Worldwide Moderate Growth Fund, each a separate series of the SA Funds – Investment Trust. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on February 28, 2020 to the Prospectuses dated October 28, 2019, as amended.

If you have any questions, please contact me at (617) 662-1504.

Sincerely,

/s/ Brian F. Link
Brian F. Link, Esq.
Vice President and Managing Counsel
State Street Bank and Trust Company

cc:	Salvatore Papa, Chief Compliance Officer, SA Funds – Investment Trust
Mark D. Perlow, Esq., Dechert LLP